Schedule of Investments (unaudited)
August 31, 2021
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.1%
Howmet Aerospace, Inc.	2,975,192	$ 94,462,346
Banks — 0.0%
Valley National Bancorp	132,147	1,723,197
Biotechnology — 0.0%
Gracell Biotechnologies, Inc., ADR(a)	32,249	336,357
Lyell Immunopharma, Inc.(a)(b)	10,881	171,811
Sana Biotechnology, Inc.(a)	59,536	1,428,269
		1,936,437
Capital Markets — 0.3%
KKR Acquisition Holdings I Corp.(a)	450,000	4,459,500
Orion Acquisition Corp.(a)	1,835,000	18,294,950
Patria Investments Ltd., Class A	82,941	1,366,868
Robinhood Markets, Inc., Class A(a)(b)	39,822	1,764,911
		25,886,229
Chemicals — 1.2%
Akzo Nobel NV	23,663	2,916,211
Axalta Coating Systems Ltd.(a)	484,011	14,781,696
Corteva, Inc.	4,566	200,767
Dow, Inc.	4,567	287,264
DuPont de Nemours, Inc.	97,081	7,185,936
International Flavors & Fragrances, Inc.	37,855	5,735,032
Olin Corp.	925,815	46,142,620
Sherwin-Williams Co.	64,178	19,488,933
		96,738,459
Commercial Services & Supplies — 0.5%
ACV Auctions, Inc., Class A(a)	24,457	499,167
GFL Environmental, Inc.(b)	1,227,272	43,187,702
		43,686,869
Consumer Finance — 0.0%
Lufax Holding Ltd., ADR(a)	353,925	3,068,530
Diversified Consumer Services — 0.0%
Coursera, Inc.(a)	9,508	365,772
Duolingo, Inc.(a)	7,080	917,285
		1,283,057
Diversified Telecommunication Services — 0.1%
AT&T Inc.	246,272	6,752,778
Electric Utilities — 0.0%
Energy Harbor Corp.(a)	54,354	2,056,375
Electronic Equipment, Instruments & Components — 0.2%
Keysight Technologies, Inc.(a)	106,355	19,077,960
Entertainment — 0.1%
Playtika Holding Corp.(a)	116,345	3,070,344
ROBLOX Corp., Class A(a)	16,379	1,343,897
		4,414,241
Equity Real Estate Investment Trusts (REITs) — 0.2%
VEREIT, Inc.	33,285	1,681,891
Welltower, Inc.	130,231	11,399,119
		13,081,010
Food Products — 0.2%
Conagra Brands, Inc.	448,200	14,844,384
Health Care Equipment & Supplies — 1.2%
Cooper Cos., Inc.(b)	7,703	3,471,819
Danaher Corp.	155,225	50,317,736
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Envista Holdings Corp.(a)	1,099,945	$ 47,066,647
Talis Biomedical Corp.(a)	5,082	40,961
		100,897,163
Health Care Providers & Services — 0.7%
Anthem, Inc.	2,711	1,016,977
Brookdale Senior Living, Inc.(a)	4,443,155	32,435,032
Cigna Corp.	118,616	25,105,076
Innovage Holding Corp.(a)	23,992	360,600
Privia Health Group, Inc.(a)	17,000	506,770
		59,424,455
Hotels, Restaurants & Leisure — 0.4%
Caesars Entertainment, Inc.(a)	329,625	33,499,789
Insurance — 0.0%
Root, Inc., Class A(a)	11,998	77,387
Interactive Media & Services — 0.1%
Kanzhun Ltd., ADR(a)	116,008	4,276,055
Internet & Direct Marketing Retail — 0.0%
AiHuiShou International Co. Ltd., ADR(a)	142,123	1,311,795
ContextLogic, Inc., Class A(a)	32,074	231,253
Xometry, Inc., Class A(a)	22,695	1,649,246
		3,192,294
IT Services — 0.0%
DigitalOcean Holdings, Inc.(a)	3,317	204,593
Life Sciences Tools & Services — 1.1%
Olink Holding AB, ADR(a)(b)	18,046	577,652
PPD, Inc.(a)	354,245	16,405,086
QIAGEN NV(a)	1,276,522	70,644,965
Sotera Health Co.(a)	245,873	6,014,054
		93,641,757
Machinery — 0.0%
Fortive Corp.	2,679	197,898
Media — 0.2%
Charter Communications, Inc., Class A(a)	18,681	15,256,026
Integral Ad Science Holding Corp.(a)	39,340	870,594
		16,126,620
Metals & Mining — 0.4%
Arconic Corp.(a)	909,661	31,374,208
Oil, Gas & Consumable Fuels — 0.3%
Williams Cos., Inc.	1,070,336	26,426,596
Personal Products — 0.5%
Coty, Inc., Class A(a)	4,058,183	39,648,448
Pharmaceuticals — 0.7%
Elanco Animal Health, Inc.(a)	1,603,952	53,539,918
Pfizer, Inc.	72,525	3,341,227
Viatris, Inc.	8,999	131,655
		57,012,800
Professional Services — 0.1%
Legalzoom.com, Inc.(a)	117,124	4,009,154
Real Estate Management & Development — 0.9%
Deutsche Wohnen SE	1,150,489	71,414,422
Software — 0.4%
Alkami Technology, Inc.(a)	11,706	334,323
DoubleVerify Holdings, Inc. (Acquired 11/18/20, cost $2,291,817)(a)(c)	133,158	4,773,702
DoubleVerify Holdings, Inc.(a)(b)	420,513	15,277,237

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Monday.com Ltd.(a)	2,154	$ 817,142
ON24, Inc.(a)	23,625	534,161
Riskified Ltd., Class A(a)	11,209	361,490
SentinelOne, Inc., Class A(a)	131,166	8,385,443
Tuya, Inc., ADR(a)(b)	32,866	342,792
UiPath, Inc., Class A(a)(b)	2,184	138,029
VMware, Inc., Class A(a)(b)	18,995	2,827,786
		33,792,105
Tobacco — 0.0%
RLX Technology, Inc., ADR(a)	198,914	1,022,418
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.(a)	84,986	11,644,782
Total Common Stocks — 11.0% (Cost: $577,441,576)		916,894,816
		Par (000)
Corporate Bonds
Aerospace & Defense — 0.2%
Bombardier, Inc.
7.13%, 06/15/26(d)	USD	3,669	3,870,795
6.00%, 02/15/28(d)		5,291	5,336,397
TransDigm, Inc.
8.00%, 12/15/25(d)		2,714	2,903,980
4.63%, 01/15/29(d)		3,670	3,624,125
			15,735,297
Airlines — 0.1%
American Airlines Group, Inc., 5.00%, 06/01/22(d)		4,000	4,035,000
Automobiles — 0.2%
Volkswagen Group of America Finance LLC, 4.00%, 11/12/21(d)		17,500	17,625,076
Banks — 0.4%
Credit Suisse Group Guernsey VII Ltd., Series AR, 3.00%, 11/12/21(d)(e)	CHF	23,600	28,992,629
Chemicals — 0.1%
Olin Corp., 9.50%, 06/01/25(d)	USD	7,129	8,936,202
Diversified Consumer Services — 0.0%
Sotheby’s, 7.38%, 10/15/27(d)		1,857	1,970,370
Electric Utilities — 0.0%
Energy Harbor Corp. Escrow, 0.01%, 01/06/34(a)(f)(g)		5,000	25,000
Health Care Equipment & Supplies — 0.3%
Envista Holdings Corp., 2.38%, 06/01/25(e)		12,333	26,010,900
Novocure Ltd., 0.00%, 11/01/25(d)(e)(h)		1,549	1,717,156
			27,728,056
Health Care Providers & Services — 0.3%
CHS/Community Health Systems, Inc., 5.63%, 03/15/27(d)		7,497	7,909,335
Endo Luxembourg Finance Co. I S.à r.l./Endo U.S., Inc., 6.13%, 04/01/29(d)		3,219	3,186,810
Guardant Health, Inc., 0.00%, 11/15/27(d)(e)(h)		3,059	3,562,500
Tenet Healthcare Corp., 4.25%, 06/01/29(d)		13,767	14,066,983
			28,725,628
Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment, Inc.
6.25%, 07/01/25(d)		9,793	10,350,711
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc.
8.13%, 07/01/27(d)	USD	11,135	$ 12,307,516
MGM Resorts International, 7.75%, 03/15/22		5,000	5,168,750
			27,826,977
Interactive Media & Services — 0.1%
Twitter, Inc., 0.00%, 03/15/26(d)(e)(h)		5,178	4,893,057
Internet & Direct Marketing Retail — 0.2%
Fiverr International Ltd., 0.00%, 11/01/25(d)(e)(h)		1,202	1,341,249
Spotify U.S.A., Inc., 0.00%, 03/15/26(d)(e)(h)		5,784	5,223,656
Wayfair, Inc., 0.63%, 10/01/25(e)		8,595	8,825,827
			15,390,732
IT Services — 0.2%
Repay Holdings Corp., 0.00%, 02/01/26(d)(e)(h)		3,198	3,082,686
Shift4 Payments, Inc., 0.00%, 12/15/25(d)(e)(h)		2,448	3,121,200
Square, Inc., 0.25%, 11/01/27(d)(e)		6,053	7,476,987
			13,680,873
Leisure Products — 0.0%
Peloton Interactive, Inc., 0.00%, 02/15/26(d)(e)(h)		2,091	1,884,404
Machinery — 0.0%
Middleby Corp., 1.00%, 09/01/25(d)(e)		1,989	3,001,291
Media — 0.1%
Audacy Capital Corp., 6.75%, 03/31/29(d)		6,808	6,871,110
Cengage Learning, Inc., 9.50%, 06/15/24(d)		4,500	4,620,375
			11,491,485
Metals & Mining — 0.1%
Allegheny Technologies, Inc., 3.50%, 06/15/25(e)		4,240	5,930,601
Personal Products — 0.2%
Coty, Inc., 5.00%, 04/15/26(d)		16,418	16,943,376
Professional Services — 0.0%
Upwork, Inc., 0.25%, 08/15/26(d)(e)		3,470	3,502,761
Real Estate Management & Development — 0.1%
Redfin Corp., 0.00%, 10/15/25(d)(e)(h)		4,010	3,943,916
Semiconductors & Semiconductor Equipment — 0.0%
SolarEdge Technologies, Inc., 0.00%, 09/15/25(d)(e)(h)		3,037	3,905,769
Software — 0.4%
Bentley Systems, Inc., 0.13%, 01/15/26(d)(e)		3,616	4,312,080
Bill.com Holdings, Inc., 0.00%, 12/01/25(d)(e)(h)		6,091	11,046,106
Box, Inc., 0.00%, 01/15/26(d)(e)(h)		2,399	2,848,813
Dropbox, Inc., 0.00%, 03/01/26(d)(e)(h)		1,912	2,072,034
RingCentral, Inc., 0.00%, 03/15/26(d)(e)(h)		10,016	9,696,740
			29,975,773
Specialty Retail — 0.2%
Staples, Inc.
7.50%, 04/15/26(d)		4,694	4,752,675
10.75%, 04/15/27(d)		9,811	9,565,725
Vroom, Inc., 0.75%, 07/01/26(d)(e)		3,813	3,197,445
			17,515,845
Wireless Telecommunication Services — 0.3%
Sprint Corp., 7.25%, 09/15/21		5,000	5,011,000
T-Mobile U.S.A., Inc., 2.63%, 04/15/26		20,320	20,878,800
			25,889,800
Total Corporate Bonds — 3.8% (Cost: $284,484,012)			319,549,918

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Floating Rate Loan Interests
Commercial Services & Supplies — 0.1%
Watts Guerra LLP, Tranche 1, (0.27% Floor), 8.00%, 10/07/23(g)	USD	5,000	$ 5,000,000
Health Care Technology — 0.2%
athenahealth, Inc.
Term B-1 Loan (First Lien), (1 mo. LIBOR US + 4.25%, 0.00% Floor), 4.35%, 02/11/26(i)		34	34,107
Term B-1 Loan (First Lien), (3 mo. LIBOR US + 4.25%, 0.00% Floor), 4.38%, 02/11/26(i)		13,541	13,574,416
			13,608,523
Leisure Products — 0.0%
NorthPole Newco S.à r.l., Tranche B-1 Term Loan, (3 mo. LIBOR US + 7.00%, 0.00% Floor), 7.15%, 03/18/25(i)		4,058	3,479,815
Software — 0.2%
Blackboard, Inc., Term B-5 Loan (First Lien), (3 mo. LIBOR US + 6.00%, 1.00% Floor), 7.00%, 06/30/24(i)		14,738	14,854,221
Specialty Retail — 0.1%
Torrid LLC, Closing Date Term Loan, (3 mo. LIBOR US + 5.50%, 0.75% Floor), 6.25%, 06/14/28(g)(i)		10,000	9,975,000
Total Floating Rate Loan Interests — 0.6% (Cost: $46,478,846)			46,917,559
	Shares
Investment Companies
Equity Funds — 0.0%
Altaba, Inc. Escrow	445,570	3,174,686
Fixed-Income Funds — 0.5%
iShares iBoxx High Yield Corporate Bond ETF(b)(j)	440,927	38,841,259
Total Investment Companies — 0.5% (Cost: $35,699,194)		42,015,945
Preferred Securities
Preferred Stocks — 0.9%
Health Care Equipment & Supplies — 0.3%
Danaher Corp., Series B, 5.00%(e)	16,721	28,730,022
Pharmaceuticals — 0.1%
Elanco Animal Health, Inc., 5.00%(e)	155,400	8,059,044
Software — 0.0%
DataRobot, Inc., Series F (Acquired 10/27/20, cost $2,186,006)(a)(c)(g)	166,337	2,917,551
Trading Companies & Distributors — 0.3%
WESCO International, Inc., Series A, 10.63%(i)(k)	741,828	23,167,289
Wireless Telecommunication Services — 0.2%
2020 Cash Mandatory Exchangeable Trust, 5.25%(d)(e)	12,256	14,594,691
Total Preferred Securities — 0.9% (Cost: $58,405,991)		77,468,597
Total Long-Term Investments — 16.8% (Cost: $1,002,509,619)		1,402,846,835
Security	Shares	Value
Short-Term Securities
Money Market Funds — 83.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(j)(l)	6,886,321,739	$ 6,886,321,739
SL Liquidity Series, LLC, Money Market Series, 0.13%(j)(l)(m)	25,184,145	25,191,700
		6,911,513,439
Security		Par (000)
Time Deposits — 0.1%
Canada — 0.0%
Brown Brothers Harriman & Co., 0.01%, 09/01/21	CAD	1	1,165
France — 0.0%
BNP Paribas S.A., (0.78)%, 09/01/21	EUR	1,884	2,224,996
Brown Brothers Harriman & Co., (0.78)%, 09/01/21		871	1,028,706
			3,253,702
Switzerland — 0.0%
BNP Paribas S.A., (1.43)%, 09/01/21	CHF	2	2,045
United Kingdom — 0.0%
Citibank, London, 0.01%, 09/01/21	GBP	2	2,159
United States — 0.1%
ANZ, London, 0.08%, 09/01/21	USD	3,299	3,299,401
			6,558,472
Total Short-Term Securities — 83.1% (Cost: $6,918,067,572)			6,918,071,911
Total Investments Before Investments Sold Short — 99.9% (Cost: $7,920,577,191)			8,320,918,746
Investments Sold Short
Corporate Bonds — (0.0)%
Banks — (0.0)%
Credit Suisse Group Guernsey VII Ltd., Series B, 3.00%, 11/12/21(e)	CHF	140,000	$ (172,143)
Total Investments Sold Short — (0.0)% (Proceeds: $(154,100))			(172,143)
Total Investments — 99.9% (Cost: $7,920,423,091)			8,320,746,603
Other Assets Less Liabilities — 0.1%			8,865,839
Net Assets — 100.0%			$ 8,329,612,442
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $7,691,253, representing 0.1% of its net assets as of period end, and an original cost of $4,477,823.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Convertible security.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Zero-coupon bond.
(i)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(j)	Affiliate of the Fund.
(k)	Perpetual security with no stated maturity date.

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Event Driven Equity Fund
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 6,558,253,060	$ 328,068,679(a)	$ —	$ —	$ —	$ 6,886,321,739	6,886,321,739	$ 86,540	$ —
iShares iBoxx High Yield Corporate Bond ETF	38,440,016	—	—	—	401,243	38,841,259	440,927	381,547	—
SL Liquidity Series, LLC, Money Market Series	45,941,297	—	(20,749,597)(a)	—	—	25,191,700	25,184,145	190,853(b)	—
				$ —	$ 401,243	$ 6,950,354,698		$ 658,940	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
NASDAQ 100 E-Mini Index	26	09/17/21	$ 8,103	$ (829,748)
S&P 500 E-Mini Index	189	09/17/21	42,718	(2,682,830)
				$ (3,512,578)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.36.V1	5.00%	Quarterly	06/20/26	USD	50,000	$ (5,427,499)	$ (4,499,554)	$ (927,945)

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Event Driven Equity Fund
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(y)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Barclays Bank PLC(a)	09/22/21	$ 562,830,268	$ 727,800 (b)	$ 563,977,480	6.8%
	Monthly	Barclays Bank PLC(c)	09/22/21	(9,613,903)	(50,373)	(9,664,276)	0.6
	Monthly	Citibank N.A.(d)	02/24/23–02/27/23	57,862,721	1,313,506 (e)	59,310,276	0.7
	Monthly	Citibank N.A.(f)	02/24/23	(184,705,439)	(97,174,070) (g)	(276,780,174)	2.6
	Monthly	Credit Suisse International(h)	12/21/21–02/28/23	211,592,962	3,352,317 (i)	215,425,861	3.2
	Monthly	Credit Suisse International(j)	02/08/23	(33,449,343)	(1,308,037) (k)	(34,750,692)	0.4
	Monthly	Goldman Sachs Bank USA(l)	01/25/23–02/27/23	604,920,601	10,930,941 (m)	612,637,799	18.0
	Monthly	JPMorgan Chase Bank N.A.(n)	05/11/22–10/04/22	496,384,074	(17,140,822) (o)	481,838,997	21.9
	Monthly	JPMorgan Chase Bank N.A.(p)	05/11/22–10/04/22	79,570,596	6,494,575 (q)	86,009,178	2.6
	Monthly	Morgan Stanley & Co. International PLC(r)	12/20/21–07/06/23	(99,483,016)	(22,005,241) (s)	(119,232,053)	3.6
	Monthly	Morgan Stanley & Co. International PLC(t)	05/18/23–05/19/23	(2,476,519)	(4,177,326)	(6,653,845)	0.0
	Monthly	Morgan Stanley & Co. International PLC(u)	03/25/24–08/31/26	477,443,545	23,673,194 (v)	501,030,210	7.2
	Monthly	UBS AG(w)	03/21/24–08/04/26	(2,723,273)	868,625 (x)	(1,612,798)	1.2
					$(94,494,911)	$2,071,535,963
(b)	Amount includes $(419,412) of net dividends and financing fees.
(e)	Amount includes $(134,049) of net dividends and financing fees.
(g)	Amount includes $(5,099,335) of net dividends and financing fees.
(i)	Amount includes $(480,582) of net dividends and financing fees.
(k)	Amount includes $(6,688) of net dividends and financing fees.
(m)	Amount includes $3,213,743 of net dividends and financing fees.
(o)	Amount includes $(2,595,745) of net dividends and financing fees.
(q)	Amount includes $55,993 of net dividends and financing fees.
(s)	Amount includes $(2,256,204) of net dividends and financing fees.
(v)	Amount includes $86,529 of net dividends and financing fees.
(x)	Amount includes $(241,850) of net dividends and financing fees.
(y)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(a)	(c)	(d)
Range:	15-26 basis points	0 basis points	25-30 basis points
Benchmarks:	Euro Short-Term Rate:	USD Overnight Bank Funding Rate	Euro Interbank Offered Rate:
	EUR 1 Day		EUR 1 Week
	Sterling Overnight Index Average:		Sterling Overnight Index Average:
	GBP 1 Day		GBP 1 Day
USD Overnight Bank Funding Rate

	(f)	(h)	(j)
Range:	18-95 basis points	20-30 basis points	20 basis points
Benchmarks:	Intercontinental Exchange LIBOR:	Intercontinental Exchange LIBOR:	USD Overnight Bank Funding Rate
	USD 1 Month	EUR 1 Month
USD 1 Month
USD Overnight Bank Funding Rate

	(l)	(n)	(p)
Range:	15-135 basis points	18-28 basis points	18 basis points
Benchmarks:	Intercontinental Exchange LIBOR:	Australian Bank Bill Swap Rate:	USD Overnight Bank Funding Rate
	CHF 1 Day	AUD 1 Month
	Euro OverNight Index Average	Intercontinental Exchange LIBOR:
	Sterling Overnight Index Average:	CHF 1 Day
	GBP 1 Day	Sterling Overnight Index Average:
	U.S. Overnight Federal Funds Effective Rate	GBP 1 Day
USD Overnight Bank Funding Rate

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Event Driven Equity Fund
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(r)	(t)	(u)
Range:	15-94 basis points	15 basis points	15-26 basis points
Benchmarks:	U.S. Overnight Federal Funds Effective Rate	U.S. Overnight Federal Funds Effective Rate	Bank of Canada Overnight Rate Target
Sterling Overnight Index Average:
GBP 1 Day
U.S. Overnight Federal Funds Effective Rate
(w)
Range:	18-25 basis points
Benchmark:	Overnight Reserve Bank of Australia Rate

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date September 22, 2021:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Meggitt PLC	705,011	$ 8,046,885	1.4%
Life Sciences Tools & Services
PPD, Inc.	2,427,517	112,418,312	19.9
Multi-Utilities
Suez SA	2,609,320	60,540,758	10.8
Semiconductors & Semiconductor Equipment
Dialog Semiconductor PLC	290,071	23,091,440	4.1
Software
Nuance Communications, Inc.	4,200,737	231,250,572	41.0
Proofpoint, Inc.	731,265	128,629,513	22.8
		359,880,085
Total Reference Entity — Long		563,977,480
Net Value of Reference Entity — Barclays Bank PLC		$563,977,480
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date September 22, 2021:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Insurance
Willis Towers Watson PLC	90,186	$ 19,905,854	(206.0)%
Total Reference Entity — Long		19,905,854
	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Insurance
Aon PLC, Class A	34,146	$ (9,795,122)	101.4%
Marsh & McLennan Cos., Inc.	63,091	(9,917,905)	102.6
		(19,713,027)
Investment Companies
Equity Funds
SPDR S&P 500 ETF Trust	21,829	(9,857,103)	102.0
Total Reference Entity — Short		(29,570,130)
Net Value of Reference Entity — Barclays Bank PLC		$(9,664,276)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A. as of period end, termination dates February 24, 2023 to February 27, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Food & Staples Retailing
Wm Morrison Supermarkets PLC	12,621,586	$ 50,203,107	84.6%
Multi-Utilities
Suez SA	392,521	9,107,169	15.4
Total Reference Entity — Long		59,310,276
Net Value of Reference Entity — Citibank N.A.		$59,310,276

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Event Driven Equity Fund
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A. as of period end, termination date February 24, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Howmet Aerospace, Inc.	53,379	$ 1,694,783	(0.6)%
Health Care Providers & Services
Anthem, Inc.	51,760	19,416,729	(7.0)
Cigna Corp.	2,207	467,112	(0.2)
		19,883,841
Metals & Mining
Arconic Corp.	13,347	460,338	(0.2)
Oil, Gas & Consumable Fuels
Williams Cos., Inc.	133,539	3,297,078	(1.2)
Total Reference Entity — Long		25,336,040
Reference Entity — Short
Common Stocks
Banks
Bank of America Corp.	2,141	(89,387)	0.1
JPMorgan Chase & Co.	550	(87,972)	0.0
		(177,359)
Chemicals
Air Products and Chemicals, Inc.	24	(6,468)	0.0
Albemarle Corp.	39	(9,233)	0.0
Eastman Chemical Co.	36	(4,074)	0.0
Ecolab, Inc.	27	(6,085)	0.0
FMC Corp.	50	(4,681)	0.0
Livent Corp.	46	(1,144)	0.0
LyondellBasell Industries NV, Class A	36	(3,612)	0.0
Mosaic Co.	155	(4,988)	0.0
PPG Industries, Inc.	34	(5,425)	0.0
		(45,710)
Construction Materials
Martin Marietta Materials, Inc.	17	(6,481)	0.0
Vulcan Materials Co.	33	(6,136)	0.0
		(12,617)
Containers & Packaging
Avery Dennison Corp.	36	(8,114)	0.0
Ball Corp.	92	(8,828)	0.0
International Paper Co.	71	(4,267)	0.0
Sealed Air Corp.	89	(5,432)	0.0
Westrock Co.	59	(3,070)	0.0
		(29,711)
Health Care Equipment & Supplies
Becton Dickinson and Co.	6,848	(1,723,641)	0.6
Hologic, Inc.	26,186	(2,072,622)	0.8
		(3,796,263)
	Shares	Value	% of Basket Value
Health Care Providers & Services
UnitedHealth Group, Inc.	7,013	$ (2,919,302)	1.1%
Life Sciences Tools & Services
Agilent Technologies, Inc.	18,355	(3,220,752)	1.2
Bio-Rad Laboratories, Inc., Class A	3,554	(2,860,330)	1.0
Bruker Corp.	40,285	(3,557,568)	1.3
Illumina, Inc.	5,097	(2,330,144)	0.8
Mettler-Toledo International, Inc.	5,225	(8,113,537)	2.9
PerkinElmer, Inc.	14,965	(2,765,532)	1.0
Thermo Fisher Scientific, Inc.	4,309	(2,391,280)	0.9
		(25,239,143)
Metals & Mining
Freeport-McMoRan, Inc.	207	(7,533)	0.0
Newmont Corp.	95	(5,509)	0.0
Nucor Corp.	62	(7,289)	0.0
		(20,331)
Oil, Gas & Consumable Fuels
Enbridge, Inc.	40,051	(1,574,405)	0.6
Kinder Morgan, Inc.	116,976	(1,903,199)	0.7
		(3,477,604)
Pharmaceuticals
Johnson & Johnson	3,777	(653,912)	0.2
Merck & Co., Inc.	6,974	(532,047)	0.2
Organon & Co.	697	(23,621)	0.0
		(1,209,580)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	48,511	(5,371,138)	1.9
Analog Devices, Inc.	34,386	(5,603,199)	2.0
Applied Materials, Inc.	37,848	(5,114,400)	1.8
ASML Holding NV, NY Shares	6,176	(5,144,855)	1.9
KLA Corp.	13,337	(4,534,046)	1.6
Lam Research Corp.	10,639	(6,434,680)	2.3
Microchip Technology, Inc.	18,635	(2,932,403)	1.1
Micron Technology, Inc.	37,164	(2,738,987)	1.0
MKS Instruments, Inc.	5,704	(839,515)	0.3
Monolithic Power Systems, Inc.	3,000	(1,484,790)	0.5
ON Semiconductor Corp.	29,255	(1,297,752)	0.5
Qorvo, Inc.	11,103	(2,087,697)	0.8
Skyworks Solutions, Inc.	15,521	(2,847,483)	1.0
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	39,098	(4,653,053)	1.7
Teradyne, Inc.	15,790	(1,917,538)	0.7
Texas Instruments, Inc.	15,251	(2,911,568)	1.1
Xilinx, Inc.	14,293	(2,223,848)	0.8
		(58,136,952)
Investment Companies
Equity Funds
Alerian MLP ETF	462,334	(14,961,128)	5.4
Energy Select Sector SPDR Fund	2,310	(111,804)	0.1
Industrial Select Sector SPDR Fund	1,032,665	(107,923,819)	39.0
iShares U.S. Real Estate ETF	353	(38,403)	0.0
SPDR S&P 500 ETF Trust	185,928	(83,957,648)	30.3
SPDR S&P Regional Banking ETF	893	(58,840)	0.0
		(207,051,642)
Total Reference Entity — Short		(302,116,214)

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Event Driven Equity Fund
	Shares	Value	% of Basket Value
Equity Funds
Net Value of Reference Entity — Citibank N.A.		$(276,780,174)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Credit Suisse International as of period end, termination dates December 21, 2021 to February 28, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Multi-Utilities
Suez SA	3,579,758	$ 83,056,606	38.5%
Road & Rail
Kansas City Southern	109,724	30,796,235	14.3
Software
Avast PLC	15,844,600	130,310,032	60.5
Total Reference Entity — Long		244,162,873
Reference Entity — Short
Common Stocks
Road & Rail
Canadian National Railway Co.	77,424	(9,107,385)	(4.2)
Canadian Pacific Railway Ltd.	100,603	(6,920,481)	(3.2)
		(16,027,866)
Software
NortonLifeLock, Inc.	478,507	(12,709,146)	(5.9)
Total Reference Entity — Short		(28,737,012)
Net Value of Reference Entity — Credit Suisse International		$215,425,861
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Credit Suisse International as of period end, termination date February 8, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Entertainment
Spotify Technology SA	3,776	$ (884,868)	2.6%
Health Care Equipment & Supplies
Novocure Ltd.	5,920	(794,523)	2.3
	Shares	Value	% of Basket Value
Health Care Providers & Services
Guardant Health, Inc.	15,885	$ (2,021,684)	5.8%
Interactive Media & Services
Twitter, Inc.	15,369	(991,300)	2.9
Internet & Direct Marketing Retail
Fiverr International Ltd.	3,808	(683,574)	1.9
Wayfair, Inc., Class A	11,230	(3,152,823)	9.1
		(3,836,397)
IT Services
Repay Holdings Corp.	48,923	(1,125,718)	3.2
Square, Inc., Class A	13,155	(3,526,461)	10.2
		(4,652,179)
Leisure Products
Peloton Interactive, Inc., Class A	3,618	(362,487)	1.0
Professional Services
Upwork, Inc.	31,718	(1,418,112)	4.1
Real Estate Management & Development
Redfin Corp.	32,504	(1,578,719)	4.5
Software
Bentley Systems, Inc., Class B	39,805	(2,567,025)	7.4
Bill.com Holdings, Inc.	33,174	(9,102,614)	26.2
Box, Inc., Class A	64,263	(1,656,700)	4.8
Dropbox, Inc., Class A	29,796	(944,831)	2.7
RingCentral, Inc., Class A	11,905	(3,003,155)	8.6
		(17,274,325)
Specialty Retail
Vroom, Inc.	34,851	(936,098)	2.7
Total Reference Entity — Short		(34,750,692)
Net Value of Reference Entity — Credit Suisse International		$(34,750,692)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination dates January 25, 2023 to February 27, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Aerojet Rocketdyne Holdings, Inc.	351,139	$ 14,579,291	2.4%
Meggitt PLC	931,660	10,633,821	1.7
		25,213,112
Equity Real Estate Investment Trusts (REITs)
QTS Realty Trust, Inc., Class A	787,445	61,404,961	10.0
Health Care Technology
Change Healthcare, Inc.	4,561,129	99,569,446	16.3

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Event Driven Equity Fund
	Shares	Value	% of Basket Value
Internet & Direct Marketing Retail
Stamps.com, Inc.	60,351	$ 19,849,444	3.2%
Life Sciences Tools & Services
PPD, Inc.	2,260,917	104,703,066	17.1
Metals & Mining
BHP Group PLC, ADR	703,444	44,063,732	7.2
Multi-Utilities
Suez SA	3,312,792	76,862,531	12.5
Professional Services
IHS Markit Ltd.	2,034,432	245,352,499	40.1
Real Estate Management & Development
Deutsche Wohnen SE	2,300,287	142,785,952	23.3
Semiconductors & Semiconductor Equipment
Xilinx, Inc.	1,207,313	187,845,830	30.7
Software
Nuance Communications, Inc.	2,184,454	120,254,193	19.6
Total Reference Entity — Long		1,127,904,766
Reference Entity — Short
Common Stocks
Capital Markets
Credit Suisse Group AG, Registered Shares	1,266,671	(13,418,502)	(2.2)
S&P Global, Inc.	577,372	(256,249,241)	(41.8)
		(269,667,743)
Metals & Mining
BHP Group Ltd., ADR	574,954	(38,027,458)	(6.2)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	1,874,745	(207,571,766)	(33.9)
Total Reference Entity — Short		(515,266,967)
Net Value of Reference Entity — Goldman Sachs Bank USA		$612,637,799
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination dates May 11, 2022 to October 4, 2022:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Ultra Electronics Holdings PLC	577,060	$ 25,442,748	5.3%
Commercial Services & Supplies
Covanta Holding Corp.	1,029,499	20,641,455	4.3
	Shares	Value	% of Basket Value
Equity Real Estate Investment Trusts (REITs)
QTS Realty Trust, Inc., Class A	868,283	$ 67,708,708	14.0%
Food Products
Sanderson Farms, Inc.	78,097	15,346,061	3.2
Health Care Technology
Change Healthcare, Inc.	3,992,735	87,161,405	18.1
Internet & Direct Marketing Retail
Stamps.com, Inc.	76,257	25,080,927	5.2
IT Services
Afterpay Ltd.	100,182	9,744,650	2.0
Machinery
Welbilt, Inc.	426,326	9,976,028	2.1
Professional Services
IHS Markit Ltd.	3,040,193	366,647,276	76.1
Road & Rail
Kansas City Southern	697,047	195,640,182	40.6
Semiconductors & Semiconductor Equipment
Xilinx, Inc.	720,873	112,160,630	23.3
Software
Cloudera, Inc.	3,070,324	48,910,261	10.1
Cornerstone OnDemand, Inc.	215,550	12,351,015	2.6
Five9, Inc.	816,618	129,213,466	26.8
Medallia, Inc.	2,562,668	86,541,299	18.0
		277,016,041
Total Reference Entity — Long		1,212,566,111
Reference Entity — Short
Common Stocks
Capital Markets
Credit Suisse Group AG, Registered Shares	1,445,468	(15,312,591)	(3.2)
S&P Global, Inc.	862,807	(382,931,003)	(79.5)
		(398,243,594)
IT Services
Square, Inc., Class A	37,568	(10,070,854)	(2.1)
Road & Rail
Canadian National Railway Co.	463,799	(54,556,677)	(11.3)
Canadian Pacific Railway Ltd.	749,585	(51,563,952)	(10.7)
		(106,120,629)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	772,090	(85,485,805)	(17.7)
Software
Zoom Video Communications, Inc., Class A	451,835	(130,806,232)	(27.2)
Total Reference Entity — Short		(730,727,114)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$481,838,997

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Event Driven Equity Fund
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination dates May 11, 2022 to October 4, 2022:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Insurance
Willis Towers Watson PLC	90,109	$ 19,888,858	23.1%
Semiconductors & Semiconductor Equipment
NXP Semiconductors NV	262,675	56,509,273	65.7
Xilinx, Inc.	502,320	78,155,969	90.9
		134,665,242
Reference Entity — Short
Common Stocks
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	281,386	(31,155,058)	(36.2)
Analog Devices, Inc.	39,652	(6,461,293)	(7.5)
Applied Materials, Inc.	17,523	(2,367,883)	(2.7)
ASML Holding NV, NY Shares	3,714	(3,093,911)	(3.6)
KLA Corp.	7,051	(2,397,058)	(2.8)
Lam Research Corp.	4,492	(2,716,851)	(3.2)
Microchip Technology, Inc.	22,230	(3,498,113)	(4.1)
Micron Technology, Inc.	35,788	(2,637,576)	(3.1)
MKS Instruments, Inc.	7,905	(1,163,458)	(1.3)
Monolithic Power Systems, Inc.	2,628	(1,300,676)	(1.5)
ON Semiconductor Corp.	26,976	(1,196,655)	(1.4)
Qorvo, Inc.	6,339	(1,191,922)	(1.4)
Skyworks Solutions, Inc.	13,265	(2,433,597)	(2.8)
Taiwan Semiconductor Manufacturing Co. Ltd.	20,890	(2,486,119)	(2.9)
Teradyne, Inc.	9,657	(1,172,746)	(1.4)
Texas Instruments, Inc.	17,139	(3,272,006)	(3.8)
		(68,544,922)
Total Reference Entity — Short		$(68,544,922)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$86,009,178
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination dates December 20, 2021 to July 6, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Raytheon Technologies Corp.	127,582	$ 10,813,850	(9.1)%
TransDigm Group, Inc.	61,891	37,596,926	(31.5)
		48,410,776
	Shares	Value	% of Basket Value
Building Products
Carrier Global Corp.	301,496	$ 17,366,170	(14.6)%
Chemicals
Corteva, Inc.	783,866	34,466,588	(28.9)
Dow, Inc.	105,887	6,660,293	(5.6)
DuPont de Nemours, Inc.	334,009	24,723,346	(20.7)
International Flavors & Fragrances, Inc.	130,246	19,732,269	(16.6)
		85,582,496
Health Care Providers & Services
Anthem, Inc.	25,909	9,719,243	(8.1)
Cigna Corp.	2,022	427,956	(0.4)
Humana, Inc.	41,600	16,865,472	(14.1)
		27,012,671
Machinery
Otis Worldwide Corp.	98,433	9,077,491	(7.6)
Total Reference Entity — Long		187,449,604
Reference Entity — Short
Common Stocks
Banks
Bank of America Corp.	4,612	(192,551)	0.2
Citigroup, Inc.	2,647	(190,346)	0.1
JPMorgan Chase & Co.	1,206	(192,899)	0.2
		(575,796)
Chemicals
Air Products and Chemicals, Inc.	12,269	(3,306,618)	2.8
Albemarle Corp.	34,485	(8,163,979)	6.8
Eastman Chemical Co.	37,499	(4,243,387)	3.6
Ecolab, Inc.	15,009	(3,382,428)	2.8
FMC Corp.	25,523	(2,389,719)	2.0
Livent Corp.	1,943	(48,322)	0.0
LyondellBasell Industries NV, Class A	45,808	(4,596,833)	3.9
Mosaic Co.	178,840	(5,755,071)	4.8
PPG Industries, Inc.	28,418	(4,534,092)	3.8
		(36,420,449)
Commercial Services & Supplies
Republic Services, Inc.	94,843	(11,772,862)	9.9
Waste Management, Inc.	75,385	(11,692,967)	9.8
		(23,465,829)
Construction Materials
Martin Marietta Materials, Inc.	11,746	(4,478,162)	3.7
Vulcan Materials Co.	20,263	(3,767,500)	3.2
		(8,245,662)
Containers & Packaging
Avery Dennison Corp.	20,856	(4,700,734)	4.0
Ball Corp.	34,944	(3,353,226)	2.8
International Paper Co.	64,264	(3,861,624)	3.2
Sealed Air Corp.	74,282	(4,533,430)	3.8
Westrock Co.	74,540	(3,879,062)	3.3
		(20,328,076)
Health Care Providers & Services
UnitedHealth Group, Inc.	1,869	(778,009)	0.7
IT Services
Shift4 Payments, Inc., Class A	22,449	(1,924,104)	1.6

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Event Driven Equity Fund
	Shares	Value	% of Basket Value
Machinery
Middleby Corp.	13,144	$ (2,404,563)	2.0%
Metals & Mining
Freeport-McMoRan, Inc.	257,564	(9,372,754)	7.9
Newmont Corp.	41,999	(2,435,522)	2.0
Nucor Corp.	64,731	(7,609,776)	6.4
		(19,418,052)
Semiconductors & Semiconductor Equipment
SolarEdge Technologies, Inc.	7,902	(2,289,842)	1.9
Investment Companies
Equity Funds
Industrial Select Sector SPDR Fund	549,601	(57,438,800)	48.2
iShares Russell 2000 ETF	59,241	(13,383,727)	11.2
iShares U.S. Real Estate ETF	35,442	(3,855,735)	3.2
Materials Select Sector SPDR Fund	225,162	(19,276,119)	16.2
SPDR S&P 500 ETF Trust	202,988	(91,661,261)	76.9
SPDR S&P Regional Banking ETF	2,018	(132,966)	0.1
VanEck Vectors Semiconductor ETF	18,767	(5,082,667)	4.2
		(190,831,275)
Total Reference Entity — Short		(306,681,657)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$(119,232,053)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination dates May 18, 2023 to May 19, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Health Care Equipment & Supplies
Envista Holdings Corp.	155,500	$ (6,653,845)	100.0%
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$(6,653,845)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination dates March 25, 2024 to August 31, 2026:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Meggitt PLC	4,931,790	$ 56,290,674	11.2%
	Shares	Value	% of Basket Value
Media
Shaw Communications, Inc., Class B	3,174,231	$ 93,416,714	18.6%
Road & Rail
Kansas City Southern	449,219	126,082,297	25.2%
Software
Avast PLC	2,383,750	19,604,568	3.9%
Nuance Communications, Inc.	2,367,785	130,346,564	26.0%
Proofpoint, Inc.	770,042	135,450,388	27.1%
		285,401,520
Reference Entity — Short
Common Stocks
Road & Rail
Canadian National Railway Co.	321,675	(37,838,630)	(7.5)%
Canadian Pacific Railway Ltd.	296,705	(20,410,337)	(4.1)
		(58,248,967)
Software
NortonLifeLock, Inc.	71,989	(1,912,028)	(0.4)%
Total Reference Entity — Short		(60,160,995)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$501,030,210
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of period end, termination dates March 21, 2024 to August 4, 2026:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
IT Services
Afterpay Ltd.	510,451	$ 49,651,300	(3,078.6)%
Total Reference Entity — Long		49,651,300
Reference Entity — Short
Common Stocks
IT Services
Square, Inc., Class A	191,234	(51,264,098)	3,178.6
Total Reference Entity — Short		(51,264,098)
Net Value of Reference Entity — UBS AG		$(1,612,798)

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Event Driven Equity Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 94,462,346	$ —	$ —	$ 94,462,346
Banks	1,723,197	—	—	1,723,197
Biotechnology	1,936,437	—	—	1,936,437
Capital Markets	25,886,229	—	—	25,886,229
Chemicals	93,822,248	2,916,211	—	96,738,459
Commercial Services & Supplies	43,686,869	—	—	43,686,869
Consumer Finance	3,068,530	—	—	3,068,530
Diversified Consumer Services	1,283,057	—	—	1,283,057
Diversified Telecommunication Services	6,752,778	—	—	6,752,778
Electric Utilities	2,056,375	—	—	2,056,375
Electronic Equipment, Instruments & Components	19,077,960	—	—	19,077,960
Entertainment	4,414,241	—	—	4,414,241
Equity Real Estate Investment Trusts (REITs)	13,081,010	—	—	13,081,010
Food Products	14,844,384	—	—	14,844,384
Health Care Equipment & Supplies	100,897,163	—	—	100,897,163
Health Care Providers & Services	59,424,455	—	—	59,424,455
Hotels, Restaurants & Leisure	33,499,789	—	—	33,499,789
Insurance	77,387	—	—	77,387
Interactive Media & Services	4,276,055	—	—	4,276,055
Internet & Direct Marketing Retail	3,192,294	—	—	3,192,294
IT Services	204,593	—	—	204,593
Life Sciences Tools & Services	93,641,757	—	—	93,641,757
Machinery	197,898	—	—	197,898
Media	16,126,620	—	—	16,126,620
Metals & Mining	31,374,208	—	—	31,374,208
Oil, Gas & Consumable Fuels	26,426,596	—	—	26,426,596
Personal Products	39,648,448	—	—	39,648,448
Pharmaceuticals	57,012,800	—	—	57,012,800
Professional Services	4,009,154	—	—	4,009,154
Real Estate Management & Development	—	71,414,422	—	71,414,422
Software	29,018,403	4,773,702	—	33,792,105

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Event Driven Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Tobacco	$ 1,022,418	$ —	$ —	$ 1,022,418
Wireless Telecommunication Services	11,644,782	—	—	11,644,782
Corporate Bonds	—	319,524,918	25,000	319,549,918
Floating Rate Loan Interests	—	31,942,559	14,975,000	46,917,559
Investment Companies	42,015,945	—	—	42,015,945
Preferred Securities	74,551,046	—	2,917,551	77,468,597
Short-Term Securities
Money Market Funds	6,886,321,739	—	—	6,886,321,739
Time Deposits	—	6,558,472	—	6,558,472
Liabilities
Investments Sold Short
Corporate Bonds	—	(172,143)	—	(172,143)
	$ 7,840,679,211	$ 436,958,141	$ 17,917,551	8,295,554,903
Investments valued at NAV(a)				25,191,700
				$ 8,320,746,603
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ —	$ 47,360,958	$ —	$ 47,360,958
Liabilities
Credit Contracts	—	(927,945)	—	(927,945)
Equity Contracts	(3,512,578)	(141,855,869)	—	(145,368,447)
	$ (3,512,578)	$ (95,422,856)	$ —	$ (98,935,434)
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depository Receipt